Investment Strategy	Jan. 23, 2026
Ned Davis Research 360 Dynamic Allocation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests in passively managed ETFs (“Underlying ETFs”), including affiliated ETFs that use the sub-adviser’s models or indices. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR” or the “Sub-Adviser”), developed models and indicators that are quantitative and are based on data from multiple disciplines, including macroeconomic, fundamental, technical, and sentiment areas (each described more below). The models and indicators are used by the Fund’s portfolio managers to allocate across the equity, fixed income, and commodity asset classes, as well as determine the investments in the Underlying ETFs. The Underlying ETFs principally invest in equity securities, bonds (both long- and short-term), commodities and money markets.

NDR constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the global markets, including equities, bonds, commodities, and money markets, guiding the Fund’s asset allocation.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions. NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic

2.	Fundamental

3.	Technical

4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When aggregated and combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach – Underlying ETF selection processes

NDR uses its 360° Approach to allocate the Fund’s portfolio across a mix of equity, long- and short-term bonds, and commodity ETFs. The selection and allocation of these Underlying ETFs are driven by NDR’s analysis of multiple indicators across four investment pillars: macroeconomic, fundamental, technical, and sentiment. NDR has developed quantitative models to assess the relationships between asset classes and these factors, allowing it to allocate greater weight to the asset class with, in its assessment, the highest probability of outperforming while reducing weight in areas with lower potential.

In particular, the Fund will invest across the following asset types:

Equity ETFs	Long-Term Bond ETFs	Short-Term Bond ETFs	Commodity ETFs
U.S. large caps	Long-term U.S. Treasury bonds	Short-term U.S. Treasury securities	Broad-based commodities (e.g., energy, metals, agriculture, and livestock sectors)
U.S. small caps	International bonds (excluding the U.S.)	Short-term fixed income investments
U.S. growth	Emerging market bonds	Ultra-short-term U.S. Treasury securities
U.S. value	U.S. high yield corporate bonds
Emerging markets	U.S. investment grade corporate bonds
International developed markets

Asset Allocation Determinations

NDR makes allocation decisions between equities and fixed-income using its 360° Approach, which considers both macroeconomic and technical pillars. Within each asset class, NDR bases allocations on indicators such as trend-following, rate-of-change, and overbought/oversold conditions (each, defined below). NDR’s model selects investment products with the strongest technical strength for implementation. Additionally, the Fund may invest, to a limited extent, in commodity ETFs. NDR evaluates commodity ETFs based on technical, macroeconomic, and sentiment indicators.

For example, if NDR’s models indicate that macroeconomic and technical conditions favor bonds over equities, the portfolio may allocate a higher percentage to bond ETFs. Conversely, if equity indicators—such as trend-following and macroeconomic conditions—reflect equity strength, the Fund may increase its weighting toward equity ETFs.

Asset Classes – Potential Contributions to Long-Term Capital Appreciation

Each asset type in the Fund’s portfolio contributes to long-term capital appreciation. Equity ETFs provide exposure to U.S. and international markets, including large caps, small caps, growth, value, and emerging markets, and are selected based on NDR’s analysis of sectors and styles most likely to outperform. Bond ETFs, such as U.S. Treasury, international, high-yield, and investment-grade corporate bonds, offer both income and capital growth potential (which typically occurs due to decreases in interest rates or improving credit fundamentals for a specific security or sector), helping manage risk and provide returns during market volatility. Commodity ETFs, covering energy, metals, agriculture, and livestock sectors, may capture opportunities in favorable market conditions.

Dynamic Allocation Strategy

NDR’s allocation strategy is dynamic, meaning the Fund’s allocation between equity, bond, commodity ETFs and money markets may shift significantly based on changing market conditions. The strategy uses a target allocation of 60% global equities and 40% global bonds, but NDR’s model may dictate allocations that deviate significantly from this target. It is possible that the Fund may allocate up to 100% of its assets to equities or bonds. As a result of the Fund’s dynamic allocation strategy, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between 5 and 20 Underlying ETFs. The Fund may also hold cash or cash equivalents. The Sub-Adviser reviews the Fund’s portfolio for potential reallocation on at least a monthly basis.

Ned Davis Research 360 Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that invests in equity securities. The Fund’s sub-adviser, Ned Davis Research, Inc. (“NDR,” or the “Sub-Adviser”), constructs the Fund’s portfolio using its “360° Approach,” a comprehensive methodology designed to provide a holistic view of the U.S. equity market and individual stocks.

NDR’s 360° Approach draws on a wide range of data from leading market data providers, including Bloomberg, Refinitiv, S&P, Haver, MSCI, and others, to provide the raw data inputs. The raw data inputs include: macroeconomic information, index constituents, company and aggregate fundamentals, and pricing on indices and individual securities. NDR aggregates and analyzes the data to generate a holistic market perspective.

The Fund’s portfolio managers base investment decisions on a range of indicators, metrics, and data points selected by NDR’s research team. Rather than focusing on a single factor, they assess the overall picture created by the data. When most indicators suggest a particular trend, the collective “weight” of that data may carry greater significance in guiding their decisions (referred to as “weight of the evidence”).

NDR’s 360° Approach comprises the following four traditional investment pillars:

1.	Macroeconomic

2.	Fundamental

3.	Technical

4.	Sentiment

The first two pillars, macroeconomic and fundamental, provide a broad, long-term view of the markets and are slower to change, informing the Sub-Adviser’s strategic outlook. Fundamental analysis evaluates key financial metrics of individual companies, such as earnings and cash flow, to identify trends in corporate health, sector performance, and economic growth. When combined with macroeconomic data, these insights provide a deeper understanding of corporate performance within the broader economy, offering the Sub-Adviser a comprehensive outlook on market behavior. NDR uses this analysis to forecast asset class and market trends.

The next two pillars, technical and sentiment, offer a tactical outlook and move more quickly. These pillars reflect the global equity, commodity, and bond markets’ often rapid and ongoing adjustments to new information. NDR uses its analysis of these two pillars to assess current market conditions, seeking to identify short-term trends, price patterns, and shifts in investor behavior.

By integrating these four pillars, NDR’s 360° Approach seeks to implement a balanced perspective that captures both the long-term strategic and short-term tactical elements of market behavior, with a goal of enabling well-informed investment decisions.

NDR’s 360° Approach - Stock selection processes

NDR’s 360° Approach aims to identify long-term capital appreciation opportunities by focusing on undervalued, high-quality, and operationally efficient U.S. stocks. Using a multi-factor model, NDR ranks stocks within a U.S. equity universe based on factors such as valuation, asset efficiency, earnings quality, and price momentum. This 360° process integrates macroeconomic, fundamental, technical, and behavioral data to provide a comprehensive “weight-of-the-evidence” perspective.

NDR evaluates over 150 company and stock attributes, including information from company financial statements, analyst expectations, company uses of cash, and stock price performance. These attributes provide insights into valuation, earnings quality, asset efficiency, momentum, and shareholder rewards, respectively. NDR analysts conduct additional news-related and technical reviews of the securities being bought or sold during the reallocation process, which is performed at least twice a year. As a result of the Fund’s stock selection processes, the Fund’s portfolio will be subject to a high portfolio turnover rate.

The Fund’s investment universe comprises U.S.-traded large-cap companies, representing approximately the top 80% of total market capitalization of common stocks listed on major U.S. exchanges. As of September 2024, the market capitalizations of companies within this universe ranged from approximately $5.5 billion to $3.4 trillion. NDR focuses on stocks with larger weightings within this universe, meaning the Fund’s portfolio will include shares of companies with very large market capitalizations—some of the largest in the market. See “Additional Information About the “Fund” for more information about the foregoing financial terms.

Portfolio Attributes

The Fund’s portfolio will generally hold approximately between thirty to sixty-five positions.

The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities. For purposes of its 80% test, equity securities include common stocks, preferred stocks, convertible securities, warrants, and rights.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of its net assets plus the amount of borrowings for investment purposes, in equity securities. For purposes of its 80% test, equity securities include common stocks, preferred stocks, convertible securities, warrants, and rights.